Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Shares to be Issued [Member]	Accumulated Deficit [Member]	Total
Balance at Mar. 31, 2018		$ 21,909	$ (11,909)		$ (836,412)	$ (826,412)
Balance, shares at Mar. 31, 2018		21,908,810
Shares issued for recapitalization		$ 6,500	(6,500)			(495,760)
Shares issued for recapitalization, Shares		6,500,000
Costs of recapitalization			(495,760)			(495,760)
Shares issued for cash		$ 6,500	1,293,518			1,300,018
Shares issued for cash, share		6,500,090
Fair value of shares issued for settlement of convertible notes payable		$ 3,771	$ 1,011,229			$ 1,015,000
Fair value of shares issued for settlement of convertible notes payable, shares		3,771,040
Fair value of shares issued for services		520	193,510			194,030
Fair value of shares issued for services, shares		$ 520,150
Fair value of warrants issued for services			$ 376,510			$ 376,510
Cash received for shares to be issued				306,000		306,000
Net loss					(1,613,972)	(1,613,972)
Balance at Dec. 31, 2018		$ 39,200	$ 2,360,598	$ 306,000	$ (2,450,384)	$ 255,414
Balance, shares at Dec. 31, 2018		39,200,090
Fair value of shares issued for services		1,000	16,000	1,372,000		1,389,000
Fair value of shares issued for services, shares		$ 32,505
Shares issued for cashless exercise of warrants		$ 2,000	$ (2,000)
Shares issued for cashless exercise of warrants, shares		2,590,910
Shares to be issued				625,000		625,000
Net loss					$ (2,089,000)	$ (2,089,000)
Balance at Jun. 30, 2019		$ 42,000	$ 2,374,000	$ 2,303,000	(4,539,000)	180,000
Balance, shares at Jun. 30, 2019		41,823,505
Balance at Dec. 31, 2018		$ 39,200	2,360,598	306,000	(2,450,384)	255,414
Balance, shares at Dec. 31, 2018		39,200,090
Shares issued for cash		$ 6,331	$ 2,084,044			$ 2,090,375
Shares issued for cash, share		6,330,750				12,011,269
Fair value of shares issued for services		213	106,040	2,317,868		2,424,121
Fair value of shares issued for services, shares		$ 212,505
Cash received for shares to be issued				$ 530,000		$ 530,000
Issuance of shares		$ 612	305,388	(306,000)
Issuance of shares, shares		612,000
Shares issued for cashless exercise of warrants		$ 2,590	(2,590)
Shares issued for cashless exercise of warrants, shares		2,590,910
Fair value of vested options			711,404			$ 711,404
Shares to be issued						5,068,519
Fair value of shares issued for loan fee		$ 141	54,849			$ 54,990
Fair value of shares issued for loan fee, shares		141,000
Net loss					(5,787,364)	(5,787,364)
Balance at Dec. 31, 2019		$ 49,087	5,619,733	2,847,868	(8,237,748)	278,940
Balance, shares at Dec. 31, 2019		49,087,255
Balance at Mar. 31, 2019		$ 39,000	$ 2,360,000	$ 479,000	(2,633,000)	$ 245,000
Balance, shares at Mar. 31, 2019		39,200,090
Fair value of shares issued for services		1,000	16,000	1,372,000		1,389,000
Fair value of shares issued for services, shares		$ 32,505
Shares issued for cashless exercise of warrants		$ 2,000	$ (2,000)
Shares issued for cashless exercise of warrants, shares		2,590,910
Shares to be issued				452,000		452,000
Net loss					$ (1,906,000)	$ (1,906,000)
Balance at Jun. 30, 2019		$ 42,000	$ 2,374,000	$ 2,303,000	(4,539,000)	180,000
Balance, shares at Jun. 30, 2019		41,823,505
Balance at Dec. 31, 2019		$ 49,087	5,619,733	2,847,868	(8,237,748)	278,940
Balance, shares at Dec. 31, 2019		49,087,255
Shares issued for cash		$ 1,000	$ 104,000			$ 105,000
Shares issued for cash, share		388,889
Fair value of shares issued for services		1,000	186	762,000		949,000
Fair value of shares issued for services, shares		$ 1,250,117
Issuance of shares		$ 5,000	$ 500,000	$ (505,000)
Issuance of shares, shares		5,018,519
Fair value of vested options			182,000			182,000
Fair value of shares issued to employees and officer			51,000			51,000
Fair value of shares issued to employees and officer, shares		451,198
Fair value of preferred shares issued to officer	$ 2,000		463,000			465,000
Fair value of preferred shares issued to officer, shares	2,500,000
Beneficial conversion feature of issued convertible notes			291,000			291,000
Fair value of shares issued for loan fee		$ 1,000	77,000	11,000		89,000
Fair value of shares issued for loan fee, shares		705,000
Net loss					(3,225,000)	(3,225,000)
Balance at Jun. 30, 2020	$ 2,000	$ 57,000	7,474,000	3,116,000	(11,463,000)	(814,000)
Balance, shares at Jun. 30, 2020	2,500,000	56,900,978
Balance at Mar. 31, 2020		$ 55,000	6,224,000	2,774,000	(9,597,000)	(544,000)
Balance, shares at Mar. 31, 2020		54,198,366
Shares issued for cash			$ 75,000			$ 75,000
Shares issued for cash, share		277,778
Fair value of shares issued for services		1,000	186,000	336,000		523,000
Fair value of shares issued for services, shares		$ 1,250,117
Issuance of shares			$ 5,000	$ (5,000)
Issuance of shares, shares		18,519
Fair value of vested options			102,000			102,000
Fair value of shares issued to employees and officer			51,000			51,000
Fair value of shares issued to employees and officer, shares		451,198
Fair value of preferred shares issued to officer	$ 2,000		463,000			465,000
Fair value of preferred shares issued to officer, shares	2,500,000
Beneficial conversion feature of issued convertible notes			291,000			291,000
Fair value of shares issued for loan fee		$ 1,000	77,000	11,000		89,000
Fair value of shares issued for loan fee, shares		705,000
Net loss					(1,866,000)	(1,866,000)
Balance at Jun. 30, 2020	$ 2,000	$ 57,000	$ 7,474,000	$ 3,116,000	$ (11,463,000)	$ (814,000)
Balance, shares at Jun. 30, 2020	2,500,000	56,900,978